Description of Business	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Description of Business
1. Description of Business
Navigator Holdings Ltd. (the “Company”), the ultimate parent company of the Navigator Group of companies, is registered in the Republic of the Marshall Islands. The Company has a core business of owning and operating a fleet of liquefied gas carriers. As of December 31, 2022, the Company owned and operated 53 gas carriers (the “Vessels”) each having a cargo capacity of between 3,770 cbm and 38,000 cbm, of which 26 were ethylene and ethane capable vessels.
The Company entered into a joint venture (the “Navigator Greater Bay Joint Venture”) with Greater Bay Gas Co. Ltd. (“Greater Bay Gas”) in September 2022, and has acquired two 17,000 cbm, 2018-built ethylene capable liquefied gas carriers

and
two 22,000 cbm, 2019-built ethylene capable liquefied gas
carriers and intends to acquire an additional
22,000
cbm, 2019-built ethylene capable liquefied gas carrier in April 2023.

The vessels are currently commercially managed by the in-house Luna Pool and technically managed by the third part, PG Shipmanagement of Singapore.
The Company also owns a 50%
share in a joint venture (the “Export Terminal Joint Venture”) that operates an ethylene export marine terminal at Morgan’s Point, Texas on the Houston Ship Channel (the “Ethylene Export Terminal”). Our Ethylene Export Terminal has the capacity to export approximate ly one million tons of ethylene per year